LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Rights Net
SCHEDULE OF LAND USE RIGHTS NET

Land use rights consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Land use right	149,019	153,204
Less: accumulated amortization	(29,383)	(27,055)
Land use right, net	119,636	126,149